Equity Instruments at fair value through Profit or loss - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 5,218,299	$ 3,562,427
TOTAL EQUITY INSTRUMENTS	5,218,299	3,562,427
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	5,206,672	3,547,969
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	11,627	14,458
Prisma Medios de Pago SA [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,975,977
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,407	1,751
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	5,208,444	3,549,585
Level 3 [member] | Prisma Medios de Pago SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,975,977	3,405,143
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	144,222	70,730
Level 3 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	21,242	15,723
Level 3 [member] | Argentina Clearing SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	14,731	14,217
Level 3 [member] | COELSA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	19,511	13,076
Level 3 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	4,308	12,510
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	11,682	9,492
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	6,243	3,315
Level 3 [member] | Proin SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,960	2,012
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,899	1,727
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	5,389
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	9,855	12,842
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 9,728	$ 12,731